Annual Total Returns (Vanguard Total International Stock Index Fund - ETF Shares ETF) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - ETF Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Annual Total Return
2012	18.22%